Government Grants (Tables)	12 Months Ended
Sep. 30, 2024
Government Grants [Abstract]
Schedule of Government Grants
	Year ended September 30, 2024
	Grant recognized in statement of loss	Grant recorded against carrying amount of intangible assets (Note 12)	Total grant
	$	$	$

Other grants	90,065	13,713	103,778
Total grants	90,065	13,713	103,778
R&D tax credit	—	346,580	346,580
Total grants and R&D tax credits	90,065	360,293	450,358
	Year ended September 30, 2023
	Grant recognized in statement of loss	Grant recorded against carrying amount of intangible assets (Note 12)	Total grant
	$	$	$

Other grants	377,080	268,460	645,540
Total grants	377,080	268,460	645,540
R&D tax credit	225,609	256,234	481,843
Total grants and credits	602,689	524,694	13
	Year ended September 30, 2022
	Grant recognized in statement of loss	Grant recorded against carrying amount of intangible assets (Note 12)	Total grant
	$	$	$
Canada Emergency Wage Subsidy	83,735	33,684	117,419
Other grants	351,713	917,104	1,268,817
Total grants	435,448	950,788	1,386,236
R&D tax credit	70,191	776,050	846,241
Total grants and R&D tax credits	505,639	1,726,838	2,232,477